Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Financial Instruments [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets

The following table provides a reconciliation of changes in the fair value of private equity investments classified at FVOCI:

Total
As at December 31, 2019	52
Change in Fair Value (1)	1
As at September 30, 2020	53

Summary of Unrealized Risk Management Positions

Summary of Unrealized Risk Management Positions

	September 30, 2020			December 31, 2019
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil and Condensate	3	6	(3)	5	2	3

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at	September 30, 2020	December 31, 2019
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(3)	3

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

The following table summarizes the changes in the fair value of Cenovus’s risk management assets and liabilities:

Total
As at December 31, 2019	3
Fair Value of Contracts Realized During the Period	226
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(233)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1
As at September 30, 2020	(3)

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
As at September 30, 2020	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(43)	27
WTI Option Volatility	± five percent	(17)	15
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	7	(9)

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.

The impact of fluctuating commodity prices and foreign exchange on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per barrel Applied to WTI and Condensate Hedges	(47)	47
Crude Oil Differential Price	± US$2.50 per barrel Applied to Differential Hedges Tied to Production	(1)	1

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions

D) Earnings Impact of (Gain) Loss From Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Realized (Gain) Loss (1)	138	(9)	226	24
Unrealized (Gain) Loss (2)	(135)	9	7	157
(Gain) Loss on Risk Management	3	-	233	181
(1)	Realized gain and loss on risk management are recorded in the reportable segment to which the derivative instrument relates.
(2)	Unrealized gain and loss on risk management are recorded in the Corporate and Eliminations segment.